UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2016 – February 28, 2017

Item 1.  Schedule of Investments.

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2017 (Unaudited)

Shares	Security Description	Value

Equity Securities - 89.2%
Common Stock - 89.2%
Aerospace & Defense - 0.8%
677	BE Aerospace, Inc.	$43,057
472	Esterline Technologies Corp. (a)	41,961
833	KLX, Inc. (a)	41,933
320	Teledyne Technologies, Inc. (a)	42,051
		169,002
Agricultural Operations - 2.2%
5,695	Bunge, Ltd.	466,136

Auto & Truck - 6.0%
10,568	Cooper Tire & Rubber Co.	427,476
2,234	Dana, Inc.	42,200
18,882	Gentex Corp.	397,088
2,707	Lear Corp.	384,367
609	Oshkosh Corp.	41,345
		1,292,476
Banks - 2.7%
1,267	Associated Banc-Corp.	32,625
949	BancorpSouth, Inc.	29,419
762	Cathay General Bancorp	29,931
318	Cullen/Frost Bankers, Inc.	29,406
550	East West Bancorp, Inc.	29,766
1,969	FNB Corp.	30,657
1,657	Fulton Financial Corp.	31,690
632	Hancock Holding Co.	29,988
693	MB Financial, Inc.	31,199
525	PacWest Bancorp	28,928
604	PrivateBancorp, Inc.	34,187
395	Prosperity Bancshares, Inc.	29,443
205	Signature Bank (a)	32,290
160	SVB Financial Group (a)	30,542
696	Synovus Financial Corp.	29,385
1,805	TCF Financial Corp.	31,407
1,566	Umpqua Holdings Corp.	29,457
2,601	Valley National Bancorp	32,174
618	Webster Financial Corp.	33,947
		586,441
Biotechnology - 0.3%
483	United Therapeutics Corp. (a)	71,349

Building - 1.4%
1,093	Aecom Technology Corp. (a)	39,730
1,264	CalAtlantic Group, Inc.	44,657
598	EMCOR Group, Inc.	36,765
2,442	KBR, Inc.	36,752
1,955	Louisiana-Pacific Corp. (a)	46,099
3,555	TRI Pointe Group, Inc. (a)	42,447
284	Watsco, Inc.	42,109
		288,559

Chemicals - 3.5%
389	Ashland Global Holdings, Inc.	46,937
801	Cabot Corp.	46,442
588	Compass Minerals International, Inc.	44,570
6,573	FMC Corp.	378,736
108	NewMarket Corp.	47,055
1,529	Olin Corp.	47,521
1,375	PolyOne Corp.	46,310
893	RPM International, Inc.	47,588
1,447	The Chemours Co.	48,706
		753,865
Commercial Services - 2.7%
1,794	Convergys Corp	39,253
165	Factset Research Systems, Inc.	29,354
709	GATX Corp.	41,179
846	Leidos Holdings, Inc.	45,092
432	ManpowerGroup, Inc.	41,921
15,865	The Interpublic Group of Cos., Inc.	382,346
		579,145
Communications - 0.2%
995	FTI Consulting, Inc. (a)	40,039

Computers - 7.9%
2,228	ACI Worldwide, Inc. (a)	43,602
1,534	Acxiom Corp. (a)	43,749
6,550	Allscripts Healthcare Solutions, Inc. (a)	79,779
438	ANSYS, Inc. (a)	46,761
3,522	Brocade Communications Systems, Inc.	43,356
1,443	Cadence Design Systems, Inc. (a)	44,589
373	DST Systems, Inc.	44,611
15,632	Juniper Networks, Inc.	437,696
877	Manhattan Associates, Inc. (a)	43,981
1,370	National Instruments Corp.	44,169
1,163	NetScout Systems, Inc. (a)	42,973
22,997	Nuance Communications, Inc. (a)	391,639
12,158	Teradata Corp. (a)	378,114
		1,685,019
Consumer Products - 0.2%
804	Plantronics, Inc.	43,062

Containers - 1.3%
642	AptarGroup, Inc.	47,836
955	Bemis Co., Inc.	47,339
808	Greif, Inc., Class A	46,080
2,373	Owens-Illinois, Inc. (a)	46,986
773	Silgan Holdings, Inc.	46,086
875	Sonoco Products Co.	46,655
		280,982

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2017 (Unaudited)

Shares	Security Description	Value

Cosmetics & Personal Care - 0.6%
445	Helen of Troy, Ltd. (a)	$43,476
1,438	Prestige Brands Holdings, Inc. (a)	81,420
		124,896
Electronics - 4.0%
594	Arrow Electronics, Inc. (a)	42,887
947	Avnet, Inc.	43,638
1,675	Cree, Inc. (a)	45,459
342	Hubbell, Inc.	40,568
16,901	Jabil Circuit, Inc.	431,144
1,140	Keysight Technologies, Inc. (a)	42,864
2,246	Knowles Corp. (a)	42,517
566	Regal Beloit Corp.	42,139
758	Synaptics, Inc. (a)	40,288
1,405	Trimble, Inc. (a)	43,597
2,677	Vishay Intertechnology, Inc.	42,430
		857,531
Financial Services - 0.1%
374	CBOE Holdings, Inc.	29,191

Financials - 1.3%
683	Eaton Vance Corp.	31,848
2,380	Janus Capital Group, Inc.	30,131
825	Legg Mason, Inc.	31,119
1,943	New York Community Bancorp, Inc.	29,689
377	Raymond James Financial, Inc.	29,617
593	SEI Investments Co.	29,858
538	Stifel Financial Corp. (a)	29,030
2,250	VeriFone Systems, Inc. (a)	46,508
1,596	Waddell & Reed Financial, Inc., Class A	30,707
		288,507
Food - 0.2%
595	Sensient Technologies Corp.	47,564

Funeral Services - 0.2%
1,375	Service Corp. International	42,254

Household - 2.6%
1,395	Herman Miller, Inc.	41,571
905	HNI Corp.	41,467
951	Tempur Sealy International, Inc. (a)	43,927
723	Tupperware Brands Corp.	43,662
2,211	Whirlpool Corp.	394,862
		565,489
Insurance - 1.8%
48	Alleghany Corp. (a)	30,998
406	American Financial Group, Inc.	38,188
533	Aspen Insurance Holdings, Ltd.	29,875
1,406	CNO Financial Group, Inc.	29,399
320	Endurance Specialty Holdings, Ltd.	29,738
152	Everest Re Group, Ltd.	35,741
764	First American Financial Corp.	29,849
1,436	Old Republic International Corp.	29,740
231	Reinsurance Group of America, Inc.	30,044
250	RenaissanceRe Holdings, Ltd.	36,910
332	The Hanover Insurance Group, Inc.	29,887
552	WR Berkley Corp.	39,203
		389,572
Internet Network - 1.8%
6,104	Akamai Technologies, Inc. (a)	382,110

Leisure - 2.8%
721	Brunswick Corp.	43,181
1,021	Cinemark Holdings, Inc.	42,749
1,168	International Speedway Corp., Class A	43,333
1,500	Live Nation Entertainment, Inc. (a)	42,615
15,114	Mattel, Inc.	388,883
494	Polaris Industries, Inc.	42,094
		602,855
Machinery - 0.6%
658	AGCO Corp.	40,085
987	ITT, Inc.	40,438
1,295	Terex Corp.	40,456
		120,979
Media - 6.4%
769	AMC Networks, Inc., Class A (a)	45,994
82	Graham Holdings Co., Class B	44,137
777	John Wiley & Sons, Inc., Class A	40,559
682	Meredith Corp.	42,761
8,358	Scholastic Corp.	376,612
17,733	TEGNA, Inc.	454,497
24,546	The New York Times Co., Class A	353,462
		1,358,022
Medical - 10.3%
920	Charles River Laboratories International, Inc. (a)	80,012
2,999	Globus Medical ,Inc. (a)	83,402
2,016	Halyard Health, Inc. (a)	78,745
1,310	Hill-Rom Holdings, Inc.	87,050
1,285	LifePoint Hospitals, Inc. (a)	82,304
1,163	MEDNAX, Inc. (a)	82,794
1,359	Molina Healthcare, Inc. (a)	65,925
2,369	Owens & Minor, Inc.	85,474
1,205	PAREXEL International Corp. (a)	77,951
9,029	Patterson Cos., Inc.	410,368
4,140	Quest Diagnostics, Inc.	403,402
1,141	ResMed, Inc.	82,186
461	Teleflex, Inc.	88,134
4,152	Tenet Healthcare Corp. (a)	80,134
4,843	Varian Medical Systems, Inc. (a)	406,279
		2,194,160

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2017 (Unaudited)

Shares	Security Description	Value

Metals - 0.8%
2,051	Commercial Metals Co.	$43,338
548	Reliance Steel & Aluminum Co.	46,388
933	The Timken Co.	41,239
294	Valmont Industries, Inc.	46,231
		177,196
Mining - 1.8%
13,098	Arconic, Inc.	377,091

Oil & Gas - 3.3%
714	Dril-Quip, Inc. (a)	43,804
663	Murphy USA, Inc. (a)	42,233
1,683	Oceaneering International, Inc.	47,663
2,536	Rowan Cos. PLC, Class A (a)	45,952
28,997	Transocean, Ltd. (a)	400,738
761	UGI Corp.	36,703
1,242	Western Refining, Inc.	45,358
1,212	World Fuel Services Corp.	43,838
		706,289
Paper & Paper Products - 0.2%
1,152	Domtar Corp.	43,880

Pollution Control - 4.0%
10,153	Donaldson Co., Inc.	436,071
4,999	Stericycle, Inc. (a)	414,317
		850,388
Real Estate Development & Operations - 0.2%
314	Jones Lang LaSalle, Inc.	36,016

REIT - 3.5%
733	American Campus Communities, Inc. REIT	37,456
445	Camden Property Trust REIT	37,669
1,481	Care Capital Properties, Inc. REIT	38,936
1,107	CoreCivic, Inc. REIT	37,306
4,177	Cousins Properties, Inc. REIT	35,714
482	EPR Properties REIT	37,095
1,192	Healthcare Realty Trust, Inc. REIT	38,096
720	Highwoods Properties, Inc. REIT	37,793
1,117	Hospitality Properties Trust REIT	35,498
1,166	LaSalle Hotel Properties REIT	33,698
442	Life Storage, Inc. REIT	39,175
2,712	Medical Properties Trust, Inc. REIT	36,395
817	National Retail Properties, Inc. REIT	36,961
1,163	Omega Healthcare Investors, Inc. REIT	37,960
1,988	Quality Care Properties, Inc. REIT (a)	37,732
1,278	Rayonier, Inc. REIT	36,602
518	Regency Centers Corp. REIT	36,441
1,846	Senior Housing Properties Trust REIT	37,843
528	Taubman Centers, Inc. REIT	36,833
3,823	Washington Prime Group, Inc. REIT	35,439
		740,642
Retail - 2.2%
1,480	Aaron's, Inc.	40,375
2,814	American Eagle Outfitters, Inc.	44,602
842	Big Lots, Inc.	43,228
3,075	Chico's FAS, Inc.	44,526
262	Cracker Barrel Old Country Store, Inc.	42,179
901	CST Brands, Inc.	43,365
2,278	Fossil Group, Inc. (a)	43,077
1,689	GameStop Corp., Class A	41,279
1,190	HSN, Inc.	44,863
1,891	Sally Beauty Holdings, Inc. (a)	41,356
890	Williams-Sonoma, Inc.	43,245
		472,095
Steel - 0.4%
1,117	Carpenter Technology Corp.	45,306
1,247	Steel Dynamics, Inc.	45,640
		90,946
Telecommunications - 1.0%
1,452	ARRIS International PLC (a)	37,462
591	Belden, Inc.	41,754
1,715	Ciena Corp. (a)	45,173
517	Dycom Industries, Inc. (a)	42,487
647	ViaSat, Inc. (a)	44,539
		211,415
Transportation - 7.4%
6,725	CH Robinson Worldwide, Inc.	540,488
3,897	Copa Holdings SA, Class A	414,992
560	Genesee & Wyoming, Inc., Class A (a)	41,518
2,112	JetBlue Airways Corp. (a)	42,156
587	Kirby Corp. (a)	40,620
1,485	Trinity Industries, Inc.	39,857
479	Wabtec Corp.	38,378
15,256	Werner Enterprises, Inc.	427,168
		1,585,177
Utilities - 2.1%
1,205	Aqua America, Inc.	38,247
476	Atmos Energy Corp.	37,266
1,294	Great Plains Energy, Inc.	37,604
1,105	Hawaiian Electric Industries, Inc.	36,774
456	IDACORP, Inc.	37,816
956	New Jersey Resources Corp.	37,666
638	NorthWestern Corp.	37,323
1,049	OGE Energy Corp.	38,635
562	ONE Gas, Inc.	36,839
1,040	PNM Resources, Inc.	37,752
657	Vectren Corp.	37,022
679	Westar Energy, Inc.	36,652
		449,596

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS FEBRUARY 28, 2017 (Unaudited)

Shares	Security Description	Value

Wholesale Electronics - 0.4%
367	SYNNEX Corp.	$42,910
505	Tech Data Corp. (a)	43,935
		86,845

Total Common Stock (Cost $18,677,821)	19,086,781

Total Investments - 89.2% (Cost $18,677,821)*	$19,086,781
Other Assets & Liabilities, Net – 10.8%	2,302,541
Net Assets – 100.0%	$21,389,322

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS FEBRUARY 28, 2017 (Unaudited)

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$653,405
Gross Unrealized Depreciation	(244,445)
Net Unrealized Appreciation	$408,960

As of February 28, 2017, the Fund had the following forward currency contracts outstanding for which the Fund will receive/pay United States Dollars:
Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
Jefferies & Co., Inc.	(846,000)	Australian Dollar	03/02/17	$622,705	$(25,924)
	(288,000)	Australian Dollar	03/02/17	221,148	337
	54,000	Australian Dollar	03/02/17	(41,610)	(208)
	1,080,000	Australian Dollar	03/02/17	(806,606)	21,431
	162,000	Australian Dollar	06/02/17	(124,201)	(253)
	(1,152,000)	Brazilian Real	03/02/17	373,662	3,363
	(648,000)	Brazilian Real	03/02/17	197,167	(11,126)
	108,000	Brazilian Real	03/02/17	(34,777)	(61)
	1,692,000	Brazilian Real	03/02/17	(504,215)	39,663
	1,260,000	Brazilian Real	06/02/17	(399,525)	(3,616)
	(972,000)	Canadian Dollars	03/02/17	724,520	(7,297)
	(594,000)	Canadian Dollars	03/02/17	452,441	5,218
	396,000	Canadian Dollars	03/02/17	(295,241)	2,907
	1,170,000	Canadian Dollars	03/02/17	(889,869)	(8,977)
	(414,000)	Canadian Dollars	06/02/17	314,442	2,474
	(216,000,000)	Chilean Peso	03/02/17	319,682	(12,495)
	(72,000,000)	Chilean Peso	03/02/17	112,291	1,565
	288,000,000	Chilean Peso	03/02/17	(439,413)	3,490
	36,000,000	Chilean Peso	06/02/17	(55,676)	(625)
	(558,000,000)	Colombian Peso	03/02/17	183,356	(7,191)
	(396,000,000)	Colombian Peso	03/02/17	136,861	1,633
	954,000,000	Colombian Peso	03/02/17	(314,251)	11,523
	144,000,000	Colombian Peso	06/02/17	(49,000)	(484)
	(36,000)	European Union Euro	03/01/17	38,111	(27)
	36,000	European Union Euro	03/01/17	(37,879)	259
	(612,000)	European Union Euro	03/02/17	653,651	5,299
	(486,000)	European Union Euro	03/02/17	510,540	(4,326)
	450,000	European Union Euro	03/02/17	(481,152)	(4,421)
	648,000	European Union Euro	03/02/17	(678,532)	7,959
	(468,000)	European Union Euro	06/02/17	495,219	(2,794)
	(54,000)	European Union Euro	06/02/17	57,495	197
	(63,000,000)	Hungarian Forint	03/02/17	215,045	(1,524)
	(61,200,000)	Hungarian Forint	03/02/17	211,371	990
	41,400,000	Hungarian Forint	03/02/17	(142,961)	(645)
	82,800,000	Hungarian Forint	03/02/17	(279,991)	4,642
	5,400,000	Hungarian Forint	06/02/17	(18,502)	122
	(82,800,000)	Indian Rupee	03/02/17	1,214,120	(26,908)
	82,800,000	Indian Rupee	03/02/17	(1,218,444)	22,588
	34,200,000	Indian Rupee	06/02/17	(505,543)	1,954
	(11,340,000,000)	Indonesian Rupiah	03/02/17	827,127	(23,202)
	1,800,000,000	Indonesian Rupiah	03/02/17	(135,217)	(244)

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS FEBRUARY 28, 2017 (Unaudited)

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
Jefferies & Co., Inc. - (continued)	9,540,000,000	Indonesian Rupiah	03/02/17	$(705,197)	$10,158
	(50,400,000)	Japanese Yen	03/02/17	444,462	(4,154)
	(30,600,000)	Japanese Yen	03/02/17	272,712	337
	7,200,000	Japanese Yen	03/02/17	(64,111)	(22)
	73,800,000	Japanese Yen	03/02/17	(641,859)	15,046
	1,800,000	Japanese Yen	06/02/17	(15,991)	97
	(7,020,000)	Mexican Peso	03/02/17	326,864	(22,539)
	(2,520,000)	Mexican Peso	03/02/17	126,029	603
	9,540,000	Mexican Peso	03/02/17	(460,089)	14,739
	1,080,000	Mexican Peso	06/02/17	(53,651)	142
	2,520,000	Mexican Peso	06/02/17	(124,497)	(740)
	(1,134,000)	New Romanian Lei	03/02/17	267,708	2,303
	(486,000)	New Romanian Lei	03/02/17	112,410	(1,336)
	234,000	New Romanian Lei	03/02/17	(53,848)	918
	1,386,000	New Romanian Lei	03/02/17	(326,761)	(2,377)
	324,000	New Romanian Lei	06/02/17	(75,516)	455
	(38,880,000)	New Taiwan Dollar	03/02/17	1,217,190	(48,291)
	1,620,000	New Taiwan Dollar	03/02/17	(52,760)	(32)
	37,260,000	New Taiwan Dollar	03/02/17	(1,180,883)	31,871
	(6,300,000)	New Taiwan Dollar	06/02/17	205,724	(626)
	(1,080,000)	New Taiwan Dollar	06/02/17	35,387	12
	(936,000)	New Zealand Dollar	03/02/17	657,580	(16,622)
	(180,000)	New Zealand Dollar	03/02/17	131,390	1,736
	1,116,000	New Zealand Dollar	03/02/17	(793,626)	10,228
	(72,000)	New Zealand Dollar	06/02/17	51,861	146
	54,000	New Zealand Dollar	06/02/17	(38,884)	(98)
	108,000	New Zealand Dollar	06/02/17	(77,119)	454
	(5,220,000)	Norwegian Krone	03/02/17	609,818	(12,835)
	(2,160,000)	Norwegian Krone	03/02/17	258,818	1,168
	2,700,000	Norwegian Krone	03/02/17	(315,197)	6,863
	4,680,000	Norwegian Krone	03/02/17	(559,459)	(1,218)
	(1,980,000)	Norwegian Krone	06/02/17	236,347	(4)
	(540,000)	Norwegian Krone	06/02/17	64,714	255
	(630,000)	Peruvian Inti	03/02/17	194,145	1,160
	(126,000)	Peruvian Inti	03/02/17	36,487	(2,110)
	756,000	Peruvian Inti	03/02/17	(223,711)	7,872
	630,000	Peruvian Inti	06/02/17	(192,319)	(1,325)
	(44,100,000)	Philippines Peso	03/02/17	875,618	(2,604)
	(10,440,000)	Philippines Peso	03/02/17	209,229	1,324
	25,920,000	Philippines Peso	03/02/17	(518,169)	(1,989)
	28,620,000	Philippines Peso	03/02/17	(567,935)	2,015
	7,200,000	Philippines Peso	06/02/17	(141,537)	340
	(3,064,000)	Polish Zloty	03/02/17	743,094	(10,537)
	(198,000)	Polish Zloty	03/02/17	48,801	100
	468,000	Polish Zloty	03/02/17	(115,961)	(851)
	2,794,000	Polish Zloty	03/02/17	(666,101)	21,122
	2,052,000	Polish Zloty	06/02/17	(500,751)	3,300
	(648,000)	Pounds Sterling	03/02/17	813,412	9,341
	(324,000)	Pounds Sterling	03/02/17	397,962	(4,073)
	36,000	Pounds Sterling	03/02/17	(44,510)	161
	936,000	Pounds Sterling	03/02/17	(1,168,722)	(7,286)
	(36,000)	Pounds Sterling	06/02/17	45,095	322

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS FEBRUARY 28, 2017 (Unaudited)

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
Jefferies & Co., Inc. - (continued)	360,000	Pounds Sterling	06/02/17	(449,969)	(2,244)
	(27,000,000)	Russian Rouble	03/02/17	423,237	(39,567)
	(5,400,000)	Russian Rouble	03/02/17	93,232	671
	1,800,000	Russian Rouble	03/02/17	(30,901)	(48)
	30,600,000	Russian Rouble	03/02/17	(490,806)	33,707
	9,000,000	Russian Rouble	06/02/17	(152,190)	(851)
	(4,860,000)	S. African Rand (Fin)	03/02/17	370,709	212
	(1,980,000)	S. African Rand (Fin)	03/02/17	144,626	(6,318)
	6,840,000	S. African Rand (Fin)	03/02/17	(494,873)	26,568
	4,860,000	S. African Rand (Fin)	06/02/17	(364,712)	(388)
	(540,000)	Singapore Dollar	03/02/17	374,736	(10,592)
	540,000	Singapore Dollar	03/02/17	(380,095)	5,235
	216,000	Singapore Dollar	06/02/17	(152,602)	1,604
	(918,000,000)	South Korean Won	03/02/17	774,861	(36,987)
	918,000,000	South Korean Won	03/02/17	(791,929)	19,922
	(216,000,000)	South Korean Won	06/02/17	189,150	(1,458)
	(5,760,000)	Swedish Krona	03/02/17	648,879	10,765
	(2,880,000)	Swedish Krona	03/02/17	311,789	(7,267)
	2,700,000	Swedish Krona	03/02/17	(295,214)	3,901
	5,940,000	Swedish Krona	03/02/17	(660,397)	(2,342)
	(5,220,000)	Swedish Krona	06/02/17	583,141	2,110
	540,000	Swedish Krona	06/02/17	(60,101)	6
	(630,000)	Swiss Franc	03/02/17	622,189	(5,081)
	(198,000)	Swiss Franc	03/02/17	198,094	951
	126,000	Swiss Franc	03/02/17	(126,544)	(1,090)
	702,000	Swiss Franc	03/02/17	(693,826)	5,132
	(378,000)	Swiss Franc	06/02/17	375,630	(2,866)
	(54,000)	Swiss Franc	06/02/17	54,030	191
	(6,660,000)	Thailand Baht	03/02/17	188,811	(1,990)
	6,660,000	Thailand Baht	03/02/17	(188,306)	2,494
	3,780,000	Thailand Baht	06/02/17	(107,855)	348
					$(7,087)

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS FEBRUARY 28, 2017 (Unaudited)

At February 28, 2017, the Fund held the following exchange traded futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)

2	10-year Mini JGB Future	03/14/17	$268,141	$(127)
1	Australian 10-year Bond Future	03/21/17	98,613	(158)
2	Canadian 10-yar Bond Future	07/04/17	208,343	(158)
17	EURO-BOBL Future	03/14/17	2,425,351	16,078
4	EURO-BUND Future	03/14/17	700,194	6,642
11	EURO-STOXX Future	03/21/17	385,397	2,620
2	FTSE 100 Index Future	03/21/17	180,232	381
3	Gold 100 oz. Future	05/02/17	367,544	8,626
1	Hang Seng Index Future	04/04/17	154,243	(1,267)
3	Long Gilt Future	07/05/17	469,363	5,068
3	NASDAQ 100 E-mini Future	03/21/17	304,641	15,294
4	S&P 500 E-mini Future	03/21/17	455,877	16,674
1	Silver Future	06/05/17	90,844	1,501
1	U.S. 10-year Note Future	07/05/17	124,816	(238)
1	U.S. 5-year Note Future	07/11/17	117,964	(261)
1	Yen Denominated Nikkei 225 Future	03/14/17	85,186	(1,138)
(4)	ASX SPI 200 Index Future	03/21/17	(428,733)	(3,654)
(9)	Australian 3-year Bond Future	03/21/17	(742,181)	(1,101)
			$5,265,835	$64,782

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of February 28, 2017.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS FEBRUARY 28, 2017 (Unaudited)

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Aerospace & Defense	$169,002	$-	$-	$169,002
Agricultural Operations	466,136	-	-	466,136
Auto & Truck	1,292,476	-	-	1,292,476
Banks	586,441	-	-	586,441
Biotechnology	71,349	-	-	71,349
Building	288,559	-	-	288,559
Chemicals	753,865	-	-	753,865
Commercial Services	579,145	-	-	579,145
Communications	40,039	-	-	40,039
Computers	1,685,019	-	-	1,685,019
Consumer Products	43,062	-	-	43,062
Containers	280,982	-	-	280,982
Cosmetics & Personal Care	124,896	-	-	124,896
Electronics	857,531	-	-	857,531
Financial Services	29,191	-	-	29,191
Financials	288,507	-	-	288,507
Food	47,564	-	-	47,564
Funeral Services	42,254	-	-	42,254
Household	565,489	-	-	565,489
Insurance	389,572	-	-	389,572
Internet Network	382,110	-	-	382,110
Leisure	602,855	-	-	602,855
Machinery	120,979	-	-	120,979
Media	1,358,022	-	-	1,358,022
Medical	2,194,160	-	-	2,194,160
Metals	177,196	-	-	177,196
Mining	377,091	-	-	377,091
Oil & Gas	706,289	-	-	706,289
Paper & Paper Products	43,880	-	-	43,880
Pollution Control	850,388	-	-	850,388
Real Estate Development & Operations	36,016	-	-	36,016
REIT	740,642	-	-	740,642
Retail	472,095	-	-	472,095
Steel	90,946	-	-	90,946
Telecommunications	211,415	-	-	211,415
Transportation	1,585,177	-	-	1,585,177
Utilities	449,596	-	-	449,596
Wholesale Electronics	86,845	-	-	86,845
Total Investments At Value	$19,086,781	$-	$-	$19,086,781
Other Financial Instruments**
Forward Currency Contracts	-	396,019	-	396,019
Futures	72,884	-	-	72,884
Total Other Financial Instruments**	$72,884	$396,019	$-	$468,903
Total Assets	$19,159,665	$396,019	$-	$19,555,684

Liabilities Other Financial Instruments**
Forward Currency Contracts	-	(403,106)	-	(403,106)
Futures	(8,102)	-	-	(8,102)
Total Other Financial Instruments**	$(8,102)	$(403,106)	$-	$(411,208)

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS FEBRUARY 28, 2017 (Unaudited)

**Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts and futures, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended February 28, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	March 31, 2017

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	March 31, 2017